Other Intangible assets - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended				24 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2024
AVT23 | Kashiv
Disclosure of detailed information about intangible assets [line items]
Payment for contract commitment		$ 3.0			$ 6.0
Contractual capital commitments		25.0			25.0
Commitment, contingent liability		$ 15.0			$ 15.0
Term		10 years
AVT23 | Kashiv | Forecast
Disclosure of detailed information about intangible assets [line items]
Payment for contract commitment	$ 3.0
Intangible assets with finite lived
Disclosure of detailed information about intangible assets [line items]
Impairment loss		$ 0.0	$ 1.8	$ 2.8
Intangible assets with finite lived | Cost of product revenue
Disclosure of detailed information about intangible assets [line items]
Impairment loss				2.1
Intangible assets with finite lived | General and administrative expenses
Disclosure of detailed information about intangible assets [line items]
Impairment loss				$ 0.7
Intellectual property rights | AVT23
Disclosure of detailed information about intangible assets [line items]
Derecognition of intangible asset			$ 15.0